Board Remuneration (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2011 Management Board [Member] EUR (€)	Dec. 31, 2010 Management Board [Member] EUR (€)	Dec. 31, 2009 Management Board [Member] EUR (€)
Board Remuneration [Line Items]
Fair value per option of options granted	€ 22.33	$ 17.02	€ 13.94	$ 9.31	€ 7.26		€ 10.43	€ 16.92	€ 8.98
Compensation expense	€ 512		€ 572		€ 737
Options exercised to purchase common shares	169,870	143,140	143,140	69,700	69,700	56,000,000